Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disaggregation of Revenue and Contract Balances
The Company derived its revenues from contracts with customers for the following products and services:
a.Disaggregation of revenues

	For the Year Ended December 31,
	2023	2022	2021
Products and services

Sales of hardware and related revenue	$194,018	$241,428	$248,137
Battery swapping service revenue	131,785	121,660	99,587
Leasing service revenue	13,253	10,653	10,304
Other revenue	10,790	9,085	7,981
	$349,846	$382,826	$366,009
b.Contract balances

	As of December 31,		As of January 1,
	2023	2022	2022
Trade receivables (Note 6)	$17,135	$16,143	$16,625
Contract liabilities
Sales of hardware and battery swapping service revenues	$11,606	$12,965	$18,753